November 22, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Astra Institutional Trust
    File No. (Securities act file #33-44901)


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures



                   U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:   Astra Institutional Trust
                                  750 B Street, Suite 2350
                                  San Diego, CA 92101

2.  Name of each series or class of funds for which this notice is filed:

    Astra All-Americas Government Income Trust

3.  Investment Company Act File Number:  811-6518

    Securities Act File Number:  33-44901

4.  Last day of fiscal year for which this notice is filed:  September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            Number:          292,272
            Amount:         $602,890

9. Number and aggregate sale price of securities sold during the fiscal year:

            Number:           92,374
            Amount:         $545,242

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           Number:                   0
           Amount:         $         0


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

           Number:         71,152
           Amount:       $418,082

12.     Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal
             year in reliance on rule 24f-2 (from Item 10):           $       0


     (ii)    Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if applicable):
                                                                     +   418,082

     (iii)   Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):                      -  9,133,148

      (iv)   Aggregate price of shares redeemed or repurchased and
             previously applied as a reduction to filing fees pursuant to
             rule 24e-2 (if applicable)                           +          0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
             (ii), less line (iii), plus line (iv)] (if applicable):$(8,715,066)

      (vi)   Multiplier prescribed by Section 6(b) of the Securities Act
             of 1933 or other applicable law or regulation:         /      3300

     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                  $           0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                      SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  /s/John R. Elerding
            John R. Elerding

     Date   November 22, 1996


                        JORDEN BURT BERENSON & JOHNSON LLP
                                  Suite 400 East
                        1025 Thomas Jefferson Street, N.W.
                             Washington, D.C.  20007


November 22, 1996


Astra Institutional Trust
750 B Street, Suite 2350
San Diego, California  92101

    Re:    Astra Institutional Trust (on behalf of
           Astra All-Americas Government Income Trust)
           Registration Nos. 33-44901 and 811-6518

Gentlemen:

     This opinion is furnished in connection with Rule 24f-2 under the Invest-ment Company Act of 1940 (the "1940 Act"). We understand that, pursuant to Rule 24f-2 under the 1940 Act, Astra Institutional Trust (the "Trust") has registered an indefinite number of shares of beneficial interest of the Trust having no par value (the "Shares"), under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission (the "SEC") the Notice attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the fiscal year ended September 30, 1996.

     In connection with rendering this opinion, we have reviewed certain documents with respect to the Trust, including the Trust's Agreement and Declaration of Trust as amended from time to time, Bylaws, minutes provided to us by the Trust, certain agreements provided to us by the Trust, and such other documents as we have deemed necessary and appropriate. We have assumed that all such documents are in full force and effect and have not been rescinded or modified. We have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies. We have assumed, without independent investigation or verification, the accuracy of all facts set forth in certificates executed by public officials and authorized representatives of the Trust and the accuracy of all facts set forth in oral or written statements made to us.

     We have assumed the validity of all Trust actions represented to us as having been taken. We have also assumed substantial compliance by the Trust and its representatives with all applicable legal requirements to the extent necessary to validate the actions taken or intended to be taken in connection with the authorization, issuance, classification, designation, and other Trust actions with respect to the Shares described below. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

     Based upon and subject to the foregoing, we are of the opinion that the Shares, which are the subject of the Notice filed with the SEC today, were legally issued, fully paid, and nonassessable.

     We consent to the filing of this opinion with the Notice. This opinion is rendered solely in connection with the Trust's Rule 24f-2 Notice, dated November 22, 1996, and may not be relied upon for any other purposes without our written consent first had and obtained.

                                   Very truly yours,

                                   /s/JORDEN BURT BERENSON & JOHNSON LLP
                                      JORDEN BURT BERENSON & JOHNSON LLP